REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,671	$ 82,071	$ 55,839	$ 2,032,673
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	30,671	74,586	52,868	449,238
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	0	7,485	0	1,397,152
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0	$ 2,971	$ 186,283